Financial Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income:
Interest income, bank						$ 8	$ 2
Interest income, other						1
Foreign exchange gains					$ 216	56	74
Total financial income	$ 33	$ 6	$ 1,005	$ 22	216	65	76
Finance expenses:
Interest expenses					(29)	(36)	(10)
Changes in fair value of convertible debt instruments						(1,183)	(684)
Interest expenses, lease liabilities					(3)	(4)
Foreign exchange losses					(194)		(21)
Total financial expenses	$ (495)		$ (792)	$ (4)	(223)	(1,222)	(719)
Net financial items					$ (7)	$ (1,157)	$ (643)